SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
REVENUE, NET	$ 253,840		$ 1,207	$ 45,848
Advances from customers	553		410
Income Tax Expense (Benefit)	$ (729)		0	0
PRC
Disaggregation of Revenue [Line Items]
Income Tax Limitations Extended Period	5 years	5 years
Income Tax Expense (Benefit)	$ 15,500	¥ 100,000
Used-car sales
Disaggregation of Revenue [Line Items]
REVENUE, NET	251,054
New-car wholesales
Disaggregation of Revenue [Line Items]
REVENUE, NET	$ 2,786		$ 1,207	$ 45,848